Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Tax [Abstract]
Current income tax expenses	$ 1,073,538	$ 837,640	$ 2,458,123
Deferred income tax expenses	108,814	12,993	20,759
Total income tax expenses	$ 1,182,352	$ 850,633	$ 2,478,882